UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bailard, Biehl & Kaiser, Inc.
Address: 950 Tower Lane, Suite 1900

         Foster City, CA  94404

13F File Number:  28-01707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burnie E. Sparks, Jr.
Title:     President
Phone:     650-571-5800

Signature, Place, and Date of Signing:

     /s/  Burnie E. Sparks, Jr.     Foster City, CA     April 23, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $300,644 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4556    86622 SH       SOLE                    86622        0        0
AMERICAN EXPRESS CO            COM              025816109      239     5830 SH       SOLE                     5830        0        0
AMERICAN INTL GROUP INC        COM              026874107     8067   111818 SH       SOLE                   111818        0        0
AMGEN INC                      COM              031162100     6199   103875 SH       SOLE                   103875        0        0
ANHEUSER BUSCH COS INC         COM              035229103     1832    35100 SH       SOLE                    35100        0        0
AOL TIME WARNER INC            COM              00184A105     2167    91632 SH       SOLE                    91632        0        0
APPLIED MATERIALS INC          COM              038222105      238     4385 SH       SOLE                     4385        0        0
AT&T CORP                      COM              001957109     3148   200483 SH       SOLE                   200483        0        0
AT&T WIRELESS SERVICES INC     COM              00209A106      655    73176 SH       SOLE                    73176        0        0
AUTOMATIC DATA PROCESSING INC  COM              053015103      339     5825 SH       SOLE                     5825        0        0
BANK NEW YORK COMPANY          COM              064057102      303     7201 SH       SOLE                     7201        0        0
BP PLC ADRS                    SPONSORED ADR    055622104      841    15846 SH       SOLE                    15846        0        0
BRISTOL-MYERS SQUIBB CO        COM              110122108      612    15120 SH       SOLE                    15120        0        0
CHEVRON TEXACO CORP            COM              166764100      630     6984 SH       SOLE                     6984        0        0
CISCO SYSTEMS INC              COM              17275R102    10840   640287 SH       SOLE                   640287        0        0
CITIGROUP INC                  COM              172967101    10757   217218 SH       SOLE                   217218        0        0
COCA-COLA COMPANY              COM              191216100      214     4100 SH       SOLE                     4100        0        0
COMPAQ COMPUTER CORP           COM              204493100      121    11600 SH       SOLE                    11600        0        0
CORVIS CORP                    COM              221009103       53    42492 SH       SOLE                    42492        0        0
DISNEY WALT CO                 COM              254687106     2693   116690 SH       SOLE                   116690        0        0
DOMINION RESOURCES INC (NEW)   COM              25746U109     2988    45855 SH       SOLE                    45855        0        0
DU PONT (E I ) DE NEMOURS      COM              263534109     2477    52528 SH       SOLE                    52528        0        0
DUKE POWER COMPANY             COM              264399106     3631    96050 SH       SOLE                    96050        0        0
EATON CORPORATION              COM              278058102      238     2941 SH       SOLE                     2941        0        0
EMC CORPORATION MASS           COM              268648102     1008    84596 SH       SOLE                    84596        0        0
ENRON CORP                     COM              293561106        2    10350 SH       SOLE                    10350        0        0
EXXON MOBIL CORP (NEW)         COM              30231G102    10528   240197 SH       SOLE                   240197        0        0
FEDERAL NATL MTG ASSN          COM              313586109    10118   126661 SH       SOLE                   126661        0        0
GENERAL ELECTRIC COMPANY       COM              369604103    17060   455544 SH       SOLE                   455544        0        0
HEWLETT-PACKARD COMPANY        COM              428236103      180    10050 SH       SOLE                    10050        0        0
HOME DEPOT INC                 COM              437076102      212     4369 SH       SOLE                     4369        0        0
INTEL CORPORATION              COM              458140100    12520   411704 SH       SOLE                   411704        0        0
INTERNATIONAL BUSINESS MACHINE COM              459200101    11141   107122 SH       SOLE                   107122        0        0
JOHNSON & JOHNSON              COM              478160104    16190   249272 SH       SOLE                   249272        0        0
JP MORGAN CHASE & CO           COM              46625H100     8625   241935 SH       SOLE                   241935        0        0
JUNIPER NETWORKS  INC          COM              48203R104      218    17306 SH       SOLE                    17306        0        0
KIMBERLY CLARK                 COM              494368103     2198    33996 SH       SOLE                    33996        0        0
LEGGETT & PLATT INC            COM              524660107     6421   258925 SH       SOLE                   258925        0        0
LILLY ELI & COMPANY            COM              532457108      231     3030 SH       SOLE                     3030        0        0
LOWES CO INC                   COM              548661107     9758   224370 SH       SOLE                   224370        0        0
MAXIM INTEGRATED PRODUCTS      COM              57772K101      301     5405 SH       SOLE                     5405        0        0
MEDTRONIC INC                  COM              585055106      226     5008 SH       SOLE                     5008        0        0
MERCANTILE BANKSHARES CORP     COM              587405101      389     9000 SH       SOLE                     9000        0        0
MERCK & COMPANY INC            COM              589331107     5800   100732 SH       SOLE                   100732        0        0
MICROSOFT CORP                 COM              594918104    12935   214469 SH       SOLE                   214469        0        0
MINNESOTA MINING & MFG CO      COM              604059105      810     7046 SH       SOLE                     7046        0        0
NASDAQ-100 SHARES              COM              631100104      453    12565 SH       SOLE                    12565        0        0
NOKIA CORP-SPONS ADR A         SPONSORED ADR    654902204      209    10100 SH       SOLE                    10100        0        0
NOVARTIS AG - ADR              SPONSORED ADR    66987V109      222     5600 SH       SOLE                     5600        0        0
ONI SYSTEMS CORP               COM              68273F103      106    17137 SH       SOLE                    17137        0        0
ORACLE CORP                    COM              68389X105     2448   191278 SH       SOLE                   191278        0        0
PACIFIC CAPITAL BANCORP        COM              69404P101      335    10871 SH       SOLE                    10871        0        0
PEPSICO INCORPORATED           COM              713448108    11103   215597 SH       SOLE                   215597        0        0
PFIZER INC                     COM              717081103     4616   116162 SH       SOLE                   116162        0        0
PHILIP MORRIS COMPANIES INC    COM              718154107     5682   107878 SH       SOLE                   107878        0        0
PROCTER AND GAMBLE COMPANY     COM              742718109     2367    26274 SH       SOLE                    26274        0        0
REDBACK NETWORKS               COM              757209101       50    14669 SH       SOLE                    14669        0        0
ROYAL DUTCH PETROLEUM CO       COM              780257804     9401   173062 SH       SOLE                   173062        0        0
S&P DEPOSITORY RECEIPT (SPDR)  UNIT SER 1       78462F103     6873    60012 SH       SOLE                    60012        0        0
SBC COMMUNICATIONS INC         COM              78387G103     4440   118583 SH       SOLE                   118583        0        0
SCHERING PLOUGH CORP           COM              806605101      286     9128 SH       SOLE                     9128        0        0
SOUTHERN COMPANY               COM              842587107      319    12050 SH       SOLE                    12050        0        0
ST PAUL COS                    COM              792860108     5455   118978 SH       SOLE                   118978        0        0
SUN MICROSYSTEMS INC           COM              866810104     2357   267235 SH       SOLE                   267235        0        0
SYSCO CORP                     COM              871829107     7481   250886 SH       SOLE                   250886        0        0
TCW CONV SECURITIES FUND       FUND             872340104      315    36000 SH       SOLE                    36000        0        0
TEXAS INSTRUMENTS INCORPORATED COM              882508104     3007    90848 SH       SOLE                    90848        0        0
TYCO INTL LTD (NEW)            COM              902124106     3994   123571 SH       SOLE                   123571        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     6859    92441 SH       SOLE                    92441        0        0
VALERO ENERGY CORP (NEW)       COM              91913Y100     5181   104625 SH       SOLE                   104625        0        0
VERIZON COMMUNICATIONS         COM              92343V104     6091   132128 SH       SOLE                   132128        0        0
WAL MART STORES INC            COM              931142103    12641   206209 SH       SOLE                   206209        0        0
WELLS FARGO & CO (NEW)         COM              949746101     5883   119094 SH       SOLE                   119094        0        0
WYETH CORP                     COM              983024100     1761    26825 SH       SOLE                    26825        0        0